Discontinued Operations - Summary of the Discontinued Operation (Parenthetical) (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2019 MXN ($)	[2]	Dec. 31, 2018 MXN ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and cash equivalents	$ 1,086		$ 20,491		$ 23,727
Philippinnes [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and cash equivalents					$ 6,898

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1